Finance income and costs (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Interest income	€ 0	€ 300,000
Net foreign exchange gains on translation of financial assets and liabilities	0	5,400,000
Total finance income	0	5,700,000
Interest expense	(13,400,000)	(14,600,000)
Impairment loss recognised in profit or loss, loans and advances	(12,400,000)	0
Net Foreign Exchange Losses On Financial Assets And Liabilities	(11,600,000)	0
Net pension interest costs	(400,000)	(700,000)
Amortization of borrowing costs	(500,000)	(500,000)
Net fair value losses on derivatives held for trading	(2,000,000.0)	(1,900,000)
Total finance costs	(40,300,000)	(17,700,000)
Net financing costs	€ 40,300,000	€ 12,000,000.0